SonicShares Global Shipping ETF

Schedule of Investments

as of December 31, 2023 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Transportation - 98.0%(a)
2020 Bulkers Ltd.	9,289	$111,131
AP Moller - Maersk AS - Class B	1,136	2,043,617
Ardmore Shipping Corp.	16,833	237,177
Avance Gas Holding Ltd.	30,395	447,738
BW LPG Ltd.	57,252	852,942
Cool Co. Ltd.	21,955	276,716
COSCO SHIPPING Energy Transportation Co. Ltd. - Class H	487,382	460,009
COSCO SHIPPING Holdings Co. Ltd. - Class H	1,445,941	1,453,616
Costamare, Inc.	48,767	507,664
d'Amico International Shipping SA	50,583	315,704
Danaos Corp.	7,906	585,518
DHT Holdings, Inc.	66,312	650,521
Diana Shipping, Inc.(b)	43,392	128,874
Dorian LPG Ltd.	16,554	726,224
Eagle Bulk Shipping, Inc.(b)	4,046	224,148
Euronav NV	81,104	1,430,783
FLEX LNG Ltd.	22,051	647,914
Frontline PLC	90,758	1,819,699
Genco Shipping & Trading Ltd.	17,341	287,687
Global Ship Lease, Inc. - Class A	14,344	284,298
Golden Ocean Group Ltd.	84,059	814,625
Hapag-Lloyd AG(b)	6,407	955,466
Heung-A Shipping Co. Ltd.(c)	86,948	168,779
HMM Co. Ltd.	129,285	1,965,526
Hoegh Autoliners ASA	78,013	708,636
International Seaways, Inc.	31,076	1,413,336
Kawasaki Kisen Kaisha Ltd.	51,522	2,211,009
Korea Line Corp.(c)	120,238	201,190
Matson, Inc.	15,101	1,655,070
Mitsui OSK Lines Ltd.	65,814	2,108,681
MPC Container Ships ASA	181,447	238,071
Navigator Holdings Ltd.	29,876	434,696
Nordic American Tankers Ltd.	85,126	357,529
NS United Kaiun Kaisha Ltd.	9,796	333,181
Okeanis Eco Tankers Corp.	13,165	349,357
Orient Overseas International Ltd.	138,127	1,928,123
Pacific Basin Shipping Ltd.	1,986,032	653,656
Pan Ocean Co. Ltd.	193,287	560,546
Safe Bulkers, Inc.	45,494	178,791
Scorpio Tankers, Inc.	26,348	1,601,959
SFL Corp. Ltd.	56,276	634,793
SITC International Holdings Co. Ltd.	1,096,225	1,892,427
Star Bulk Carriers Corp.	38,295	814,152
Stolt-Nielsen Ltd.	25,386	778,650
Teekay Tankers Ltd. - Class A	11,948	597,042
Wallenius Wilhelmsen ASA	85,112	745,883
ZIM Integrated Shipping Services Ltd.(b)	48,998	483,610

TOTAL COMMON STOCKS (Cost $36,926,949)		38,276,764

SHORT-TERM INVESTMENTS - 2.9%
Investments Purchased with Proceeds from Securities Lending - 2.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(d)	1,127,425	1,127,425
TOTAL SHORT-TERM INVESTMENTS (Cost $1,127,425)		1,127,425

TOTAL INVESTMENTS - 100.9% (Cost $38,054,374)	$39,404,189
Liabilities in Excess of Other Assets - (0.9)%	(341,477)
TOTAL NET ASSETS - 100.0%	$39,062,712

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	The Fund tracks the Solactive Global Shipping Index (the “Index”). To the extent the Index concentrates in securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. Please reference the prospectus for additional information.
(b)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $1,096,468 which represented 2.8% of net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

SonicShares Global Shipping ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$38,276,764	$—	$—	$38,276,764
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,127,425
Total Investments	$38,276,764	$—	$—	$39,404,189

Refer to the Schedule of Investments for industry classifications.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.